Investment Securities - Schedule of Available for Sale Debt Securities (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Debt Securities, Available-for-Sale [Line Items]
Amortized cost	$ 270,033	$ 269,378
Gross unrealized gains	128	227
Gross unrealized losses	20,965	19,707
Fair value	249,196	249,898
U.S. Government Sponsored Agencies
Debt Securities, Available-for-Sale [Line Items]
Amortized cost	149,282	146,112
Gross unrealized gains	127	175
Gross unrealized losses	11,424	10,760
Fair value	137,985	135,527
Mortgage-Backed Securities: Residential
Debt Securities, Available-for-Sale [Line Items]
Amortized cost	83,283	85,902
Gross unrealized gains	1	52
Gross unrealized losses	7,855	7,159
Fair value	75,429	78,795
Corporate Bonds
Debt Securities, Available-for-Sale [Line Items]
Amortized cost	37,425	37,298
Gross unrealized losses	1,686	1,787
Fair value	35,739	35,511
Small Business Administration
Debt Securities, Available-for-Sale [Line Items]
Amortized cost	43	66
Gross unrealized losses		1
Fair value	$ 43	$ 65